CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenues
Third parties	$ 1,849.6	$ 1,134.2	$ 308.1
Related parties	576.3	666.6	465.0
Total net revenues	2,425.9	1,800.8	773.1
Cost of revenues
Third parties	1,604.9	923.8	260.3
Related parties	380.7	543.0	392.9
Total cost of revenues	1,985.6	1,466.8	653.2
Gross profit	440.3	334.0	119.9
Operating expenses:
Selling expenses	120.1	94.1	31.6
General and administrative expenses	78.2	91.7	48.0
Research and development expenses	49.2	48.3	27.4
Restructuring charges	0.7	22.0
Total operating expenses	248.2	256.1	107.0
Operating income	192.1	77.9	12.9
Interest expense	(54.5)	(66.9)	(18.1)
Interest income	8.1	10.9	1.7
Exchange gains (losses)	(3.5)	(23.6)	7.0
Changes in fair value of derivative contracts	(24.4)	9.6	0.9
Investment loss		(1.3)
Share of losses of equity method investments	(0.9)	(0.6)
Reversal of litigation accruals		48.5
Other income (expense) - net	6.3	(0.6)
Income before income taxes	123.2	53.9	4.4
Income tax expense (benefit)	(4.3)	10.1	1.4
Net income	$ 127.5	$ 43.8	$ 3.0
Net income per share:
Basic	$ 0.03	$ 0.01	$ 0
Diluted	$ 0.03	$ 0.01	$ 0
Number of shares used in computation of net income per share:
Basic	4,158,984,882	4,120,369,328	3,701,145,330
Diluted	4,159,297,541	4,120,689,668	3,701,145,330
Other comprehensive loss, net of tax
Foreign currency translation adjustment	$ (59.8)	$ (34.6)	$ (40.6)
Pension adjustments	(0.3)
Comprehensive income (loss) attributable to Hanwha Q CELLS Co., Ltd.’s shareholders	$ 67.4	$ 9.2	$ (37.6)